INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of current and deferred components of the income tax expense

The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax benefits/(expenses)	14,578	(1)	(1,906)
Deferred tax benefits/(expenses)	20,041	(40,948)	17,611
	34,619	(40,949)	15,705

Summary of principle components of deferred tax assets and deferred taxes liability

The principle components of deferred tax assets were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets：
Deductible temporary difference related to advertising expenses	750,576	778,837
Net operating loss carrying forwards	578,623	584,693
Transfer of intangible assets	1,510	1,340
Accrued liabilities	2,176	1,876
Total deferred tax assets	1,332,885	1,366,746
Less: valuation allowance	(1,332,885)	(1,351,067)
Deferred tax assets, net	—	15,679

The principle components of deferred tax liabilities were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax liabilities
Building and land use right	71,107	69,307
Intangible assets	—	4,719
Unrecognized gains of investments	509	481
Total deferred tax liabilities	71,616	74,507

Summary of movements of valuation allowance

The movements of valuation allowance for the years end December 31, 2020, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the period	40,352	573,565	1,332,885
Acquisitions	4,987	—	6,668
Additions	529,915	759,320	11,514
Reversal	(1,689)	—	—
Balance at end of the period	573,565	1,332,885	1,351,067

Sumamry of reconciliation of effective tax rate and statutory income tax rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to operations was as follow:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss before provision for income taxes and share of results of equity investees	(1,427,612)	(3,062,214)	(2,533)
Income tax benefits computed at an applicable tax rate of 25%	356,903	765,554	633
Effect of permanent differences	55,935	(8,186)	(1,423)
Effect of research and development super-deduction	88,881	89,287	36,263
Effect of preferential tax rate	62,404	(129,026)	581
Effect on tax rates in different tax jurisdictions	(1,278)	742	(8,835)
Change in valuation allowance	(528,226)	(759,320)	(11,514)
	34,619	(40,949)	15,705